Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2018	2019
Finished products	422,461	407,295
Work in process	153,257	154,178
Raw materials, purchased components and supplies	117,219	91,805

Inventories	692,937	653,278